Stock Compensation	9 Months Ended
Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
Stock Compensation
9. Stock Compensation
Restricted Equity Unit Awards
Under the terms of the Loar Acquisition 13, LLC Amended and Restated Limited Liability Agreement, the Company was permitted to and did grant restricted equity units to eligible management of Loar Group. The consummation of the IPO was an event that triggered the vesting of any outstanding unvested equity units. At April 16, 2024, there were 552.5 unvested incentive units outstanding. The unrecognized compensation expense related to these incentive units of $1.1 million was recorded during the three months ended June 30, 2024.
2024 Equity Incentive Plan
On April 16, 2024, in connection with the IPO, the Board of Directors adopted, and the Company shareholders approved the 2024 Equity Incentive Plan (2024 Plan), pursuant to which employees, consultants and directors of the Company and employees, consultants and directors of affiliates performing services for the Company, including the executive officers, will be eligible to receive awards. Nine million shares of the Company’s authorized shares of common stock have been reserved for future issuance under the 2024 Plan.
On April 24, 2024, the Company granted 53,571 fully vested shares to non-employee
directors of the Company who purchased shares of common stock under the directed share program of the IPO. The shares granted represented a matching grant equal to 25% of the aggregate fair value of the purchased shares, up to a maximum aggregate matching grant equal to $500,000 per director (Matching Grant Shares). The Matching Grant Shares are restricted from sale prior to the third anniversary of the non-employee
director’s stock purchase date. The stock awards were fully vested on their grant date and all compensation expense was recognized on the grant date. Since there are post-vesting restrictions, a Finnerty model was utilized to calculate a valuation discount from the market value of common shares reflecting the restriction embedded in the shares preventing the sale of the underlying shares for a three-year period of time. The calculation under the Finnerty model yielded a valuation discount of 10%. The Company recognized $1.4 million of stock compensation expense related to the Matching Grant Shares during the nine months ended September 30, 2024.
On April 24, 2024, the Company granted 4.6 million options to purchase shares of common stock to certain employees. During the three months ended September 30, 2024, the Company granted 452,000 options to purchase shares of common stock to certain employees. The options expire on the earlier of (i) ten years from the grant date or (ii) 90 days after termination of employment other than upon death, disability or cause.

The weighted-average grant date fair value of the options granted was $12.56. The fair value of the stock options was estimated at the date of grant using a binomial lattice option-pricing model with the following weighted average assumptions:

Risk-free interest rate	4.58%
Expected dividend yield of stock	—
Expected volatility of stock	29.30%
The risk-free interest rate was based upon the U.S. Treasury bond rates with a term similar to the maturity date of the award. The Company will account for forfeitures as they occur, and forfeiture estimates were not included in the valuation. The Company does not anticipate declaring and paying regular cash dividends in future periods; thus, no dividend yield assumption was used. As there was no trading history as of the grant date, the Company estimated the volatility of its stock based on selected guideline companies over a ten-year
lookback period. The Company recognized stock compensation expense of $3.1 million and $5.0 million related to stock options during the three and nine months ended September 30, 2024, respectively. As of September 30, 2024, there was approximately $58.4 million of total unrecognized compensation expense related to non-vested
awards expected to vest, which is expected to be recognized over a weighted-average period of 4.6 years.